Right-of-Use Assets and Operating Lease Liabilities (Details) - Schedule of carrying amounts of right-of-use assets - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of carrying amounts of right-of-use assets [Abstract]
As at January 1,	$ 6,173,590	$ 5,927,711
New leases	532,978	2,321,780
Depreciation expense	(2,506,446)	(2,583,318)
Exchange difference	(9,771)	507,417
Net book amount at December 31,	$ 4,190,351	$ 6,173,590